The Gabelli Small Cap Growth Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.0%
	Aerospace — 2.2%
877,000	Aerojet Rocketdyne Holdings Inc.†	$34,764,280
20,000	Allied Motion Technologies Inc.	706,000
40,000	Innovative Solutions and Support Inc.†	200,000

		35,670,280

	Agriculture — 0.0%
12,000	Cadiz Inc.†	121,920
13,000	Limoneira Co.	188,370

		310,290

	Automotive — 1.9%
1,079,000	Navistar International Corp.†	30,427,800
6,000	PACCAR Inc.	449,100

		30,876,900

	Automotive: Parts and Accessories — 3.1%
175,000	BorgWarner Inc.	6,177,500
88,022	China Automotive Systems Inc.†	254,383
1,140,000	Dana Inc.	13,896,600
905,000	Freni Brembo SpA†	8,362,872
418,000	Modine Manufacturing Co.†	2,307,360
18,000	Monro Inc.	988,920
4,400	O’Reilly Automotive Inc.†	1,855,348
45,000	Puradyn Filter Technologies Inc.†	409
192,000	Standard Motor Products Inc.	7,910,400
195,000	Strattec Security Corp.(a)	3,108,300
4,000	Superior Industries International Inc.	6,800
332,000	Tenneco Inc., Cl. A†	2,509,920
21,500	Thor Industries Inc.	2,290,395
20,000	Uni-Select Inc.	108,574

		49,777,781

	Aviation: Parts and Services — 3.4%
22,000	AAR Corp.	454,740
9,500	Astronics Corp.†	100,320
22,700	Astronics Corp., Cl. B†	245,160
47,000	Ducommun Inc.†	1,638,890
742,000	Kaman Corp.	30,867,200
90,000	Moog Inc., Cl. A	4,768,200
16,500	Moog Inc., Cl. B	931,343
4,580,000	Signature Aviation plc	13,160,463
37,000	Woodward Inc.	2,869,350

		55,035,666

	Broadcasting — 1.6%
306,000	Beasley Broadcast Group Inc., Cl. A	743,580
10,000	Cogeco Communications Inc.	720,462
23,300	Cogeco Inc.	1,390,517
190,000	Corus Entertainment Inc., Cl. B	400,265
40,000	Fox Corp., Cl. A	1,072,800
25,000	Gray Television Inc.†	348,750
72,350	Gray Television Inc., Cl. A†	939,103
400,000	ITV plc	370,143
17,000	Liberty Broadband Corp., Cl. A†	2,077,230

Shares		Market Value
13,000	Liberty Broadband Corp., Cl. C†	$1,611,480
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	583,600
27,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	856,170
64,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	2,209,280
34,452	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	1,186,871
345,000	MSG Networks Inc., Cl. A†	3,432,750
22,500	Nexstar Media Group Inc., Cl. A	1,883,025
225,000	Salem Media Group Inc.	254,250
160,000	Sinclair Broadcast Group Inc., Cl. A	2,953,600
480,000	Sirius XM Holdings Inc.	2,817,600

		25,851,476

	Building and Construction — 4.9%
79,000	Arcosa Inc.	3,333,800
15,000	Armstrong Flooring Inc.†	44,850
109,000	D.R. Horton Inc.	6,044,050
29,000	Gibraltar Industries Inc.†	1,392,290
464,000	Herc Holdings Inc.†	14,258,720
135,000	KB Home	4,141,800
401,500	Lennar Corp., Cl. B	18,505,135
200,000	Louisiana-Pacific Corp.	5,130,000
110,000	MDC Holdings Inc.	3,927,000
27,000	Meritage Homes Corp.†	2,055,240
2,700	NVR Inc.†	8,798,625
167,000	PulteGroup Inc.	5,683,010
65,000	Titan Machinery Inc.†	705,900
177,000	Toll Brothers Inc.	5,768,430

		79,788,850

	Business Services — 3.0%
15,000	ACCO Brands Corp.	106,500
676,394	Clear Channel Outdoor Holdings Inc.†	703,450
445,000	Diebold Nixdorf Inc.†	2,696,700
90,000	Element Solutions Inc.†	976,500
70,000	GP Strategies Corp.†	600,600
13,000	GSE Systems Inc.†	13,130
225,000	IAA Inc.†	8,678,250
140,000	Live Nation Entertainment Inc.†	6,206,200
175,000	Macquarie Infrastructure Corp.	5,370,750
16,000	McGrath RentCorp	864,160
20,000	Sealed Air Corp.	657,000
81,000	Sohgo Security Services Co. Ltd.	3,765,872
11,000	Stamps.com Inc.†	2,020,590
291,000	Team Inc.†	1,620,870
450,000	The Interpublic Group of Companies Inc.	7,722,000
25,000	TransAct Technologies Inc.	114,500
1,755,000	Trans-Lux Corp.†(a)	789,750
39,600	United Rentals Inc.†	5,901,984

		48,808,806

	Cable — 0.8%
160,000	AMC Networks Inc., Cl. A†	3,742,400

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable (Continued)
40,000	DISH Network Corp., Cl. A†	$1,380,400
30,000	EchoStar Corp., Cl. A†	838,800
125,000	Liberty Global plc, Cl. A†	2,732,500
166,000	Liberty Global plc, Cl. C†	3,570,660
90,000	WideOpenWest Inc.†	474,300

		12,739,060

	Communications Equipment — 0.1%
249,000	Communications Systems Inc.	1,262,430

	Computer Software and Services — 2.3%
25,000	3D Systems Corp.†	174,750
92,500	Activision Blizzard Inc.	7,020,750
560,000	Alithya Group Inc., Cl. A†	968,800
205,000	Avid Technology Inc.†	1,490,350
262,000	GTY Technology Holdings Inc.†	1,091,230
14,000	MKS Instruments Inc.	1,585,360
40,000	Rockwell Automation Inc.	8,520,000
95,000	Stratasys Ltd.†	1,506,700
42,500	Tyler Technologies Inc.†	14,742,400

		37,100,340

	Consumer Products — 2.5%
23,000	1-800-Flowers.com Inc., Cl. A†	460,460
90,000	Brunswick Corp.	5,760,900
32,000	Chofu Seisakusho Co. Ltd.	671,563
41,500	Church & Dwight Co. Inc.	3,207,950
17,000	Energizer Holdings Inc.	807,330
15,000	Ginko International Co. Ltd.	74,480
2,000	Harley-Davidson Inc.	47,540
146,400	Hunter Douglas NV†	7,812,781
2,500	Kobayashi Pharmaceutical Co. Ltd.	219,495
6,200	LCI Industries	712,876
250,000	Marine Products Corp.	3,462,500
3,000	National Presto Industries Inc.	262,170
230,000	Sally Beauty Holdings Inc.†	2,881,900
220,000	Samick Musical Instruments Co. Ltd.	260,631
4,000	Shimano Inc.	768,696
14,000	Steven Madden Ltd.	345,660
116,000	Swedish Match AB	8,153,935
10,000	The Scotts Miracle-Gro Co.	1,344,700
9,500	WD-40 Co.	1,883,850
85,000	Wolverine World Wide Inc.	2,023,850

		41,163,267

	Consumer Services — 1.6%
53,000	Bowlin Travel Centers Inc.†	153,170
2,750	Collectors Universe Inc.	94,270
3,000	H&E Equipment Services Inc.	55,440
5,000	IAC/InterActiveCorp.†	1,617,000
260,000	KAR Auction Services Inc.	3,577,600
485,000	Rollins Inc.	20,559,150

		26,056,630

Shares		Market Value
	Diversified Industrial — 9.5%
10,500	Acuity Brands Inc.	$1,005,270
67,500	Albany International Corp., Cl. A	3,962,925
140,000	Ampco-Pittsburgh Corp.†	429,800
70,000	Burnham Holdings Inc., Cl. A	710,500
365,000	Crane Co.	21,702,900
118,000	EnPro Industries Inc.	5,816,220
115,000	Greif Inc., Cl. A	3,957,150
96,000	Greif Inc., Cl. B	4,015,680
1,428,000	Griffon Corp.	26,446,560
190,000	Jardine Strategic Holdings Ltd.	4,094,500
6,000	JSP Corp.	81,019
85,000	Kimball International Inc., Cl. B	982,600
60,000	L.B. Foster Co., Cl. A†	766,200
55,500	Lawson Products Inc.†	1,790,430
69,500	Lincoln Electric Holdings Inc.	5,854,680
45,500	Lindsay Corp.	4,195,555
27,000	Lydall Inc.†	366,120
39,000	Matthews International Corp., Cl. A	744,900
969,600	Myers Industries Inc.	14,107,680
15,000	nVent Electric plc	280,950
81,500	Oil-Dri Corp. of America	2,828,050
16,000	Olin Corp.	183,840
298,500	Park-Ohio Holdings Corp.	4,952,115
12,500	Pentair plc	474,875
94,000	Raven Industries Inc.	2,021,940
17,200	Roper Technologies Inc.	6,678,072
74,000	Sonoco Products Co.	3,869,460
56,000	Standex International Corp.	3,222,800
450,000	Steel Connect Inc.†	270,045
235,000	Steel Partners Holdings LP†	1,238,450
13,000	T. Hasegawa Co. Ltd.	290,160
8,000	Terex Corp.	150,160
371,000	Textron Inc.	12,209,610
487,000	Tredegar Corp.	7,499,800
230,000	Trinity Industries Inc.	4,896,700
50,000	Ultra Electronics Holdings plc	1,237,857

		153,335,573

	Electronics — 1.7%
162,000	Badger Meter Inc.	10,193,040
218,397	Bel Fuse Inc., Cl. A(a)	2,179,602
510,000	CTS Corp.	10,220,400
34,000	Daktronics Inc.	147,900
116,000	Gentex Corp.	2,989,320
20,000	IMAX Corp.†	224,200
40,000	Renesas Electronics Corp.†	204,121
78,000	Stoneridge Inc.†	1,611,480

		27,770,063

	Energy and Utilities — 2.5%
21,000	Avangrid Inc.	881,580
285,000	Callon Petroleum Co.†	327,750

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
21,500	Chesapeake Utilities Corp.	$1,806,000
35,500	CMS Energy Corp.	2,073,910
11,000	Consolidated Water Co. Ltd.	158,730
100,000	Covanta Holding Corp.	959,000
58,000	Diamondback Energy Inc.	2,425,560
40,000	Dril-Quip Inc.†	1,191,600
74,000	Energy Recovery Inc.†	562,030
20,000	KLX Energy Services Holdings Inc.†	43,000
24,000	Landis+Gyr Group AG†	1,552,800
25,000	Marathon Petroleum Corp.	934,500
32,000	Middlesex Water Co.	2,149,760
32,000	National Fuel Gas Co.	1,341,760
11,000	Northwest Natural Holding Co.	613,690
21,500	NorthWestern Corp.	1,172,180
34,500	Oceaneering International Inc.†	220,455
16,000	Otter Tail Corp.	620,640
86,000	PNM Resources Inc.	3,305,840
1,865,000	RPC Inc.†	5,744,200
20,000	Siemens Gamesa Renewable Energy SA†	354,575
90,000	SJW Group	5,589,900
32,500	Southwest Gas Holdings Inc.	2,244,125
9,000	Spire Inc.	591,390
34,000	The York Water Co.	1,630,640
11,000	Vestas Wind Systems A/S	1,120,151

		39,615,766

	Entertainment — 1.2%
50,000	Discovery Inc., Cl. A†	1,055,000
79,000	Discovery Inc., Cl. C†	1,521,540
88,000	Inspired Entertainment Inc.†	255,200
88,000	Liberty Media Corp.-Liberty Braves, Cl. A†	1,767,040
218,000	Liberty Media Corp.-Liberty Braves, Cl. C†	4,303,320
33,500	Madison Square Garden Sports Corp.†	4,920,815
30,000	Manchester United plc, Cl. A	474,900
10,000	Take-Two Interactive Software Inc.†	1,395,700
5,000	The Walt Disney Co.	557,550
45,000	Universal Entertainment Corp.†	871,868
69,000	World Wrestling Entertainment Inc., Cl. A	2,998,050

		20,120,983

	Environmental Services — 0.5%
100,000	Republic Services Inc.	8,205,000

	Equipment and Supplies — 13.9%
33,000	A.O. Smith Corp.	1,554,960
439,500	AMETEK Inc.	39,278,115
52,000	AZZ Inc.	1,784,640
20,000	Chart Industries Inc.†	969,800
165,000	CIRCOR International Inc.†	4,204,200
334,000	Core Molding Technologies Inc.†	1,376,080

Shares		Market Value
144,000	Crown Holdings Inc.†	$9,378,720
2,025	Danaher Corp.	358,081
115,000	Donaldson Co. Inc.	5,349,800
68,000	Entegris Inc.	4,015,400
274,000	Federal Signal Corp.	8,146,020
249,000	Flowserve Corp.	7,101,480
225,000	Franklin Electric Co. Inc.	11,817,000
520,000	Graco Inc.	24,954,800
60,000	IDEX Corp.	9,482,400
200,000	Interpump Group SpA	5,941,039
13,500	Littelfuse Inc.	2,303,505
55,000	Maezawa Kyuso Industries Co. Ltd.	1,023,339
73,000	Minerals Technologies Inc.	3,425,890
6,000	MSA Safety Inc.	686,640
717,000	Mueller Industries Inc.	19,057,860
520,000	Mueller Water Products Inc., Cl. A	4,903,600
3,600	Teleflex Inc.	1,310,328
178,000	Tennant Co.	11,571,780
790,000	The Gorman-Rupp Co.	24,553,200
110,000	The Greenbrier Companies Inc.	2,502,500
206,000	The L.S. Starrett Co., Cl. A†	698,340
33,000	The Manitowoc Co. Inc.†	359,040
62,900	The Middleby Corp.†	4,965,326
38,000	The Timken Co.	1,728,620
30,000	The Toro Co.	1,990,200
7,500	Valmont Industries Inc.	852,150
6,500	Vicor Corp.†	467,675
7,875	Watsco Inc., Cl. B	1,404,900
64,000	Watts Water Technologies Inc., Cl. A	5,184,000

		224,701,428

	Financial Services — 3.7%
6,800	Alleghany Corp.	3,326,152
8,240	Ameris Bancorp	194,382
26,000	Argo Group International Holdings Ltd.	905,580
8,900	BKF Capital Group Inc.†	67,284
6,000	Cadence BanCorp	53,160
131,000	Calamos Asset Management Inc., Escrow†(b)	0
12,000	Capitol Federal Financial Inc.	132,120
22,000	Crazy Woman Creek Bancorp Inc.	313,500
350,000	Energy Transfer LP	2,492,000
130	Farmers & Merchants Bank of Long Beach	774,150
396,000	Flushing Financial Corp.	4,561,920
66,000	FNB Corp.	495,000
270,000	GAM Holding AG†	619,537
278,000	Hope Bancorp Inc.	2,563,160
440,000	Huntington Bancshares Inc.	3,975,400
740,000	KKR & Co. Inc.	22,851,200
89,000	Medallion Financial Corp.†	235,850
56,000	Pzena Investment Management Inc., Cl. A	304,640
44,072	Sandy Spring Bancorp Inc.	1,092,104
14,000	Sculptor Capital Management Inc.	181,020
800	South State Corp.	38,128

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
9,000	State Auto Financial Corp.	$160,650
404,000	Sterling Bancorp	4,734,880
83,500	Synovus Financial Corp.	1,714,255
20,000	TFS Financial Corp.	286,200
15,000	Thomasville Bancshares Inc.	697,500
230,000	Valley National Bancorp	1,798,600
35,500	Value Line Inc.	958,145
320,000	Waddell & Reed Financial Inc., Cl. A	4,963,200
10,000	Waterloo Investment Holdings Ltd.†(b)	2,100
133,000	Wright Investors’ Service Holdings Inc.†	62,510

		60,554,327

	Food and Beverage — 9.9%
425,000	Arca Continental SAB de CV	1,865,714
106,000	Brown-Forman Corp., Cl. A	6,102,420
42,000	Bull-Dog Sauce Co. Ltd.	447,326
2,100,000	China Tontine Wines Group Ltd.†	17,341
208,000	Chr. Hansen Holding A/S	21,450,735
336,000	Crimson Wine Group Ltd.†	1,814,400
640,000	Davide Campari-Milano SpA	5,392,774
220,000	Denny’s Corp.†	2,222,000
1,100,000	Dynasty Fine Wines Group Ltd.†	29,804
96,000	Farmer Brothers Co.†	704,640
415,000	Flowers Foods Inc.	9,279,400
132,000	ITO EN Ltd.	7,432,832
63,000	Iwatsuka Confectionery Co. Ltd.	2,185,089
23,000	J & J Snack Foods Corp.	2,923,990
123,000	Kameda Seika Co. Ltd.	5,900,810
692,000	Kikkoman Corp.	33,262,144
750,000	Maple Leaf Foods Inc.	15,750,221
6,000	MEIJI Holdings Co. Ltd.	476,777
21,000	MGP Ingredients Inc.	770,805
78,000	Morinaga Milk Industry Co. Ltd.	3,460,245
27,000	National Beverage Corp.†	1,647,540
64,000	Nissin Foods Holdings Co. Ltd.	5,660,569
15,000	Post Holdings Inc.†	1,314,300
180,000	Rock Field Co. Ltd.	2,168,835
2,300	The Boston Beer Co. Inc., Cl. A†	1,234,295
61,500	The J.M. Smucker Co.	6,507,315
625,000	Tingyi (Cayman Islands) Holding Corp.	969,292
222,501	Tootsie Roll Industries Inc.	7,625,109
400,000	Vina Concha y Toro SA	623,326
1,120,000	Vitasoy International Holdings Ltd.	4,284,627
20,000	Willamette Valley Vineyards Inc.†	121,000
100,000	Yakult Honsha Co. Ltd.	5,880,991

		159,526,666

	Health Care — 7.3%
2,500	Align Technology Inc.†	686,100
7,000	Bio-Rad Laboratories Inc., Cl. A†	3,160,430
14,500	Bruker Corp.	589,860
60,000	Cantel Medical Corp.	2,653,800

Shares		Market Value
1,100	Chemed Corp.	$496,177
25,200	CONMED Corp.	1,814,148
33,000	Covetrus Inc.†	590,370
436,000	Cutera Inc.†	5,306,120
15,500	DexCom Inc.†	6,283,700
33,000	Evolent Health Inc., Cl. A†	234,960
180,000	Globus Medical Inc., Cl. A†	8,587,800
74,000	Henry Schein Inc.†	4,320,860
29,200	ICU Medical Inc.†	5,381,852
44,500	Masimo Corp.†	10,145,555
96,000	Meridian Bioscience Inc.†	2,235,840
25,000	Neogen Corp.†	1,940,000
116,000	NuVasive Inc.†	6,456,560
216,000	OPKO Health Inc.†	736,560
133,000	Orthofix Medical Inc.†	4,256,000
44,000	Owens & Minor Inc.	335,280
33,500	Patterson Cos. Inc.	737,000
167,000	Quidel Corp.†	37,364,580
88,750	RTI Surgical Holdings Inc.†	282,225
24,000	Seikagaku Corp.	251,614
19,200	STERIS plc	2,946,048
1,900	Straumann Holding AG	1,632,382
3,000	Stryker Corp.	540,570
33,000	SurModics Inc.†	1,426,920
30,500	Teladoc Health Inc.†	5,820,620
100	The Cooper Companies Inc.	28,364
38,000	United-Guardian Inc.	561,735

		117,804,030

	Home Furnishings — 0.2%
195,000	Bassett Furniture Industries Inc.	1,433,250
16,000	Ethan Allen Interiors Inc.	189,280
82,000	La-Z-Boy Inc.	2,218,920

		3,841,450

	Hotels and Gaming — 3.4%
185,000	Boyd Gaming Corp.	3,866,500
190,540	Canterbury Park Holding Corp.	2,048,305
149,000	Churchill Downs Inc.	19,839,350
134,000	Formosa International Hotels Corp.	683,523
554,000	Full House Resorts Inc.†	736,820
48,627	Gaming and Leisure Properties Inc., REIT	1,682,502
960,000	Genting Singapore Ltd.	523,536
170,000	Golden Entertainment Inc.†	1,516,400
2,980,000	Mandarin Oriental International Ltd.	4,499,800
3,600	Penn National Gaming Inc.†	109,944
375,000	Ryman Hospitality Properties Inc., REIT	12,975,000
2,950,000	The Hongkong & Shanghai Hotels Ltd.	2,668,150
186,000	The Marcus Corp.	2,468,220
14,000	Wynn Resorts Ltd.	1,042,860

		54,660,910

	Machinery — 2.2%
353,000	Astec Industries Inc.	16,347,430

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
1,450,000	CNH Industrial NV†	$10,193,500
125,000	Kennametal Inc.	3,588,750
6,000	Nordson Corp.	1,138,260
169,000	The Eastern Co.	3,020,030
134,000	Twin Disc Inc.†	742,360
90,000	Welbilt Inc.†	548,100

		35,578,430

	Manufactured Housing and Recreational Vehicles — 1.3%
72,500	Cavco Industries Inc.†	13,981,625
70,000	Nobility Homes Inc.	1,681,050
85,000	Skyline Champion Corp.†	2,068,900
55,000	Winnebago Industries Inc.	3,664,100

		21,395,675

	Metals and Mining — 0.1%
45,000	Ivanhoe Mines Ltd., Cl. A†	127,615
95,000	Kinross Gold Corp.†	685,900
48,000	TimkenSteel Corp.†	186,720
20,000	Turquoise Hill Resources Ltd.†	14,664

		1,014,899

	Publishing — 0.7%
2,200	Graham Holdings Co., Cl. B	753,874
5,000	John Wiley & Sons Inc., Cl. B	197,950
30,000	Meredith Corp.	436,500
34,000	News Corp., Cl. A	403,240
1,090,000	The E.W. Scripps Co., Cl. A	9,537,500

		11,329,064

	Real Estate — 2.4%
78,500	Capital Properties Inc., Cl. A	965,550
259,000	Griffin Industrial Realty Inc.(a)	14,030,030
6,967	Gyrodyne LLC†	116,349
19,000	Lamar Advertising Co., Cl. A, REIT	1,268,440
90,000	Morguard Corp.	8,433,854
16,000	Reading International Inc., Cl. A†	68,000
4,000	Reading International Inc., Cl. B†	64,040
19,000	Seritage Growth Properties, Cl. A, REIT†	216,600
158,000	Tejon Ranch Co.†	2,275,200
560,000	The St. Joe Co.†	10,875,200
100,000	Trinity Place Holdings Inc.†	138,000

		38,451,263

	Retail — 4.7%
17,000	Aaron’s Inc.	771,800
133,000	AutoNation Inc.†	4,998,140
35,000	Big 5 Sporting Goods Corp.	67,900
1,000	Biglari Holdings Inc., Cl. A†	335,000
104,000	Copart Inc.†	8,660,080
2,500	Dunkin’ Brands Group Inc.	163,075
24,000	GNC Holdings Inc., Cl. A†(b)	13,200
143,000	Hertz Global Holdings Inc.†	201,630
555,500	Ingles Markets Inc., Cl. A	23,925,385

Shares		Market Value
68,000	Lands’ End Inc.†	$546,720
38,000	Macy’s Inc.	261,440
85,000	Movado Group Inc.	921,400
156,000	Nathan’s Famous Inc.	8,773,440
72,000	Penske Automotive Group Inc.	2,787,120
93,000	Pets at Home Group plc	275,414
260,000	Rush Enterprises Inc., Cl. B	9,271,600
9,000	Salvatore Ferragamo SpA†	121,843
189,000	The Cheesecake Factory Inc.	4,331,880
56,000	Tractor Supply Co.	7,380,240
43,500	Village Super Market Inc., Cl. A	1,205,820
21,000	Weis Markets Inc.	1,052,520
600	Winmark Corp.	102,744

		76,168,391

	Specialty Chemicals — 3.5%
59,000	Albemarle Corp.	4,555,390
29,000	Ashland Global Holdings Inc.	2,003,900
1,850,000	Ferro Corp.†	22,089,000
105,000	GCP Applied Technologies Inc.†	1,950,900
286,000	H.B. Fuller Co.	12,755,600
17,000	Hawkins Inc.	723,860
74,000	Huntsman Corp.	1,329,780
7,700	NewMarket Corp.	3,083,696
10,200	Quaker Chemical Corp.	1,893,630
70,000	Sensient Technologies Corp.	3,651,200
3,000	SGL Carbon SE†	10,887
3,500	Takasago International Corp.	69,627
91,200	The General Chemical Group Inc.†	593
170,000	Valvoline Inc.	3,286,100

		57,404,163

	Telecommunications — 1.1%
78,000	Consolidated Communications Holdings Inc.†	528,060
92,000	Gogo Inc.†	290,720
111,000	HC2 Holdings Inc.†	370,740
6,000	IDT Corp., Cl. B†	39,180
112,000	Iridium Communications Inc.†	2,849,280
52,000	Loral Space & Communications Inc.	1,015,040
130,000	Nuvera Communications Inc.	2,312,700
85,000	Rogers Communications Inc., Cl. B	3,416,150
93,000	Shenandoah Telecommunications Co.	4,583,970
710,000	VEON Ltd., ADR	1,278,000
12,000	Verizon Communications Inc.	661,560

		17,345,400

	Transportation — 1.7%
440,000	GATX Corp.	26,831,200
18,600	Irish Continental Group plc	73,871
88,000	Navigator Holdings Ltd.†	565,840

		27,470,911

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Wireless Communications — 0.1%
54,000	United States Cellular Corp.†	$1,666,980

	TOTAL COMMON STOCKS	1,602,403,148

	CLOSED-END FUNDS — 0.2%
75,000	MVC Capital Inc.	489,750
55,000	The Central Europe, Russia, and Turkey Fund Inc.	1,148,400
32,729	The European Equity Fund Inc.	272,305
119,537	The New Germany Fund Inc.	1,814,572

	TOTAL CLOSED-END FUNDS	3,725,027

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
115,000	Jungheinrich AG†	2,682,231

	RIGHTS — 0.0%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(b)	2

	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp.,
	expire 05/08/24†	652

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$ 1,240,000	U.S. Treasury Bill,
	0.130%††, 09/24/20	1,239,605

	TOTAL MISCELLANEOUS INVESTMENTS — 0.5%(c)	7,984,657

	TOTAL INVESTMENTS — 100.0% (Cost $708,179,156)	$1,618,035,322

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust